Appendix V: Interest-Bearing Debt (Details) - EUR (€)	Dec. 31, 2020	Sep. 30, 2020	Jul. 17, 2020	Jul. 16, 2020	Feb. 18, 2020	Feb. 17, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 109,267,000,000						€ 128,654,000,000
Borrowings	38,880,000,000
Telefonica, S.A. | Structured financing due July 30, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	18,000,000
Borrowings	15,000,000						53,000,000
Telefonica, S.A. | Structured financing due January 31, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	199,000,000
Borrowings	162,000,000						282,000,000
Telefonica, S.A. | Structured financing due October 31, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	187,000,000
Borrowings	152,000,000						243,000,000
Telefonica, S.A. | Structured financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	414,000,000
Borrowings	338,000,000						448,000,000
Telefonica, S.A. | Structured financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	281,000,000
Borrowings	281,000,000						341,000,000
Telefonica, S.A. | Credit Facility due March 01, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	100,000,000
Borrowings	111,000,000						117,000,000
Telefonica, S.A. | Bilateral Loan due May 14, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	135,000,000				€ 135,000,000	€ 300,000,000
Borrowings	0						0
Telefonica, S.A. | Bilateral Loan due August 14, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	200,000,000						200,000,000
Telefonica, S.A. | Bilateral Loan due March 12, 2030
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	150,000,000						0
Telefonica, S.A. | Bilateral Loan due May 06, 2027
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	200,000,000						0
Telefonica, S.A. | Syndicated Facility due March 15, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	5,500,000,000
Borrowings	0						0
Telefonica, S.A. | Bilateral Loan due June 18, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	200,000,000
Borrowings	0						0
Telefónica Germany GmbH & Co. OHG | BEI Financing due June 13, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	333,000,000						408,000,000
Telefónica Germany GmbH & Co. OHG | Syndicated Facility due December 17, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	750,000,000
Borrowings	0						0
Telefónica Germany GmbH & Co. OHG | EIB Financing due June 18, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	300,000,000
Borrowings	0						0
Telefónica Germany GmbH & Co. OHG | EIB Financing (Tranche 2) due July 14, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	150,000,000
Borrowings	0						0
Colombia Telecomunicaciones, S.A, ESP | Bilateral Loan due March 24, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	175,000,000						0
Colombia Telecomunicaciones, S.A, ESP | Syndicated Loan due March 18, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	204,000,000		€ 250,000,000	€ 320,000,000			0
Early repayment of debt			€ 70,000,000
Telxius Telecom, S.A. | Syndicated Facility due December 01, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	103,000,000
Borrowings	197,000,000						300,000,000
Telxius Telecom, S.A. | Bilateral Loan due November 29, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	150,000,000						150,000,000
Telefónica Móviles Chile, S.A. | Bilateral Loan due September 29, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0	€ 140,000,000
Borrowings	114,000,000	€ 140,000,000					0
T. UK Limited | Syndicated Loan due September 29, 2020
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	€ 0						€ 0